Taxes - Summary of Effective Income Tax Rate (Detail) - Income Tax [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Australia [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax rate	30.00%	30.60%	29.60%
Global [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax rate	30.70%	32.00%	20.50%